SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION (Geographic Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 34		$ 1,646
Long-lived assets		2	5
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		2	5
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	34		1,594
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			$ 52